CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 1,011,100	$ 1,064,714
Other current financial assets	5,865	1,763
Other current non-financial assets	167,890	168,597
Trade and other current receivables	979,923	737,381
Accounts receivable from related companies	5,559	6,274
Current inventories	1,172,179	938,279
Current biological assets	329,586	302,710
Current tax assets	233,065	320,730
Total Current Assets other than assets or disposal groups classified as held for sale	3,905,167	3,540,448
Non-Current Assets or disposal groups classified as held for sale	14,158	3,877
Non-Current Assets or disposal groups classified as held for sale or as held for distribution to owners	14,158	3,877
Total Current Assets	3,919,325	3,544,325
Non-Current Assets
Other non-current financial assets	10,525	28,982
Other non-current non-financial assets	88,549	113,214
Trade and other non-current receivables	14,338	16,606
Investments accounted for using equity method	336,642	316,939
Intangible assets other than goodwill	84,210	102,090
Goodwill	57,697	59,567
Property, plant and equipment	8,953,384	8,325,304
Right of use assets	180,106	219,134
Non-current biological assets	3,008,897	3,296,117
Deferred tax assets	7,637	6,041
Total Non-Current Assets	12,741,985	12,483,994
Total Assets	16,661,310	16,028,319
Current Liabilities
Other current financial liabilities	339,441	307,136
Current lease liabilities	49,603	63,640
Trade and other current payables	731,456	626,504
Accounts payable to related companies	2,577	3,739
Other current provisions	337	386
Current tax liabilities	127,981	44,672
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	173,654	44,730
Total Current Liabilities other than assets included in disposal groups classified as held for sale	1,429,642	1,097,593
Total Current Liabilities	1,429,642	1,097,593
Non-Current Liabilities
Other non-current financial liabilities	5,374,864	5,714,728
Non-current lease liabilities	113,701	148,115
Non-current payables	2,272	0
Other non-current provisions	29,549	30,450
Deferred tax liabilities	1,747,805	1,463,886
Non-current provisions for employee benefits	67,967	74,609
Other non-current non-financial liabilities	77,006	83,303
Total Non-Current Liabilities	7,413,164	7,515,091
Total Liabilities	8,842,806	8,612,684
Equity
Issued capital	803,618	603,618
Retained earnings	8,248,185	7,889,901
Other reserves	(1,241,070)	(1,108,797)
Equity attributable to parent company	7,810,733	7,384,722
Non-controlling interests	7,771	30,913
Total Equity	7,818,504	7,415,635
Total Equity and Liabilities	$ 16,661,310	$ 16,028,319